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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5785

Colonial Investment Grade Municipal Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	8/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

August 31, 2006 (Unaudited)	Colonial Investment Grade Municipal Trust

		Par ($)	Value ($)*
Municipal Bonds – 141.2%
EDUCATION – 6.0%
Education – 2.9%
FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004 B,
	5.500% 04/01/24	155,000	162,928
IL Chicago State University
	Series 1998,
	Insured: MBIA
	5.500% 12/01/23	1,085,000	1,261,172
PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	500,000	509,725
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC
	6.000% 12/01/16	1,575,000	1,820,700
Education Total			3,754,525
Prep School – 0.6%
KY Louisville & Jefferson County Metropolitan Government
	Assumption High School Inc.,
	Series 2006,
	5.000% 10/01/35	500,000	510,025
NH Business Finance Authority
	Proctor Academy,
	Series 1998 A,
	5.400% 06/01/17	340,000	348,860
Prep School Total			858,885
Student Loan – 2.5%
CT Higher Education Supplemental Loan Authority
	Senior Family Education Loan Program,
	Series 2005 A, AMT,
	Insured: MBIA
	4.250% 11/15/19	1,700,000	1,694,798
NE Nebhelp, Inc.
	Series 1993 A-6, AMT,
	Insured: MBIA
	6.450% 06/01/18	1,500,000	1,532,970
Student Loan Total			3,227,768
EDUCATION TOTAL			7,841,178
HEALTH CARE – 26.8%
Continuing Care Retirement – 9.7%
CA La Verne
	Brethren Hillcrest Homes,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	Series 2003 B,
	6.625% 02/15/25	350,000	385,210
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005 B,
	5.000% 12/01/16	860,000	889,679
CT Development Authority
	Elim Park Baptist Home, Inc.,
	Series 2003,
	5.750% 12/01/23	250,000	265,320
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	500,000	558,910
FL Lee County Industrial Development Authority
	Shell Point Village,
	Series 1999 A,
	5.500% 11/15/29	175,000	178,631
GA Fulton County
	Canterbury Court Project,
	Series 2004 A,
	6.125% 02/15/34	250,000	262,042
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A,
	7.400% 01/01/24	250,000	265,605
IL Finance Authority
	Washington & Jane Smith Community,
	Series 2005 A,
	6.250% 11/15/35	500,000	523,635
IL Health Facilities Authority
	Lutheran Hillside Village,
	Series 2006,
	5.125% 02/01/26	875,000	901,679
	Washington & Jane Smith Community,
	Series 2003 A,
	7.000% 11/15/32	250,000	270,912
IN Health & Educational Facilities Financing Authority
	Baptist Homes of Indiana Inc.,
	Series 2005,
	5.250% 11/15/35	500,000	508,725
MA Development Finance Agency
	Loomis Communities,
	Series 1999 A,
	5.625% 07/01/15	200,000	205,442
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	Series 2004 A,
	5.875% 05/01/21	500,000	516,920
MI Kentwood Economic Development Corporation
	Holland Home,
	Series 2006 A,
	5.375% 11/15/36	500,000	509,600
MO Cole County Industrial Development Authority
	Lutheran Senior Services,
	Series 2004,
	5.500% 02/01/35	500,000	523,475
MT Facility Finance Authority
	St John’s Lutheran Minstries,Inc.
	Series 2006 A,
	6.125% 05/15/36	200,000	206,308
NC Medical Care Commission
	United Methodist Retirement Home, Inc.
	Series 2005 C,
	5.250% 10/01/24	250,000	254,975
NJ Economic Development Authority
	Lions Gate,
	Series 2005 A:
	5.750% 01/01/25	310,000	320,385
	5.875% 01/01/37	100,000	103,277
	Lutheran Social Ministries,
	Series 2005,
	5.100% 06/01/27	250,000	252,205
	Marcus L. Ward Home,
	Series 2004,
	5.750% 11/01/24	350,000	376,628
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A,
	6.125% 01/01/25	500,000	525,940
PA Chartiers Valley Industrial & Commercial Development Authority
	Friendship Village/South,
	Series 2003 A,
	5.250% 08/15/13	500,000	509,540
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	250,000	264,450
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005:
	6.125% 02/01/28	200,000	211,256
	6.250% 02/01/35	300,000	317,625
TN Johnson City Health & Educational Facilities Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	Appalachian Christian Village,
	Series 2004 A,
	6.250% 02/15/32	250,000	259,652
TN Shelby County Health Educational & Housing Facilities Board
	Germantown Village,
	Series 2003 A,
	7.250% 12/01/34	150,000	160,937
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center,
	Series 2003 A,
	7.000% 11/15/33	500,000	541,605
TX Tarrant County Cultural Education Facilities
	Northwest Senior Housing-Edgemere,
	Series 2006 A,
	6.000% 11/15/36	250,000	263,722
VA Suffolk Industrial Development Authority Retirement Facilities
	Lake Prince Center,
	Series 2006,
	5.300% 09/01/31	250,000	252,993
VA Virginia Beach Development Authority
	Westminster-Canterbury of Hampton,
	Series 2005,
	5.250% 11/01/26	300,000	306,456
VA Winchester Industrial Development Authority
	Westminster-Canterbury,
	Series 2005 A,
	5.300% 01/01/35	250,000	253,560
WI Health & Educational Facilities Authority
	Eastcastle Place, Inc.,
	Series 2004,
	6.125% 12/01/34	150,000	152,732
	Three Pillars Senior Living Communities,
	Series 2003,
	5.600% 08/15/23	300,000	311,100
Continuing Care Retirement Total			12,611,131
Health Services – 1.2%
CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998 B,
	5.375% 01/01/29	250,000	252,293
LA Public Facilities Authority
	Pennington Medical Foundation Project,
	Series 2006,
	5.000% 07/01/21	1,000,000	1,042,550

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – (continued)
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	9.000% 12/15/15	250,000	309,522
Health Services Total			1,604,365
Hospitals – 12.5%
AL Health Care Authority
	Baptist Health,
	Series 2006 B,
	5.000% 11/15/21	850,000	882,988
AR Washington County
	Washington Regional Medical Center,
	Series 2005 B,
	5.000% 02/01/30	400,000	406,576
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26	200,000	210,186
CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2004 I,
	3.450% 04/01/35	250,000	243,515
CA Turlock
	Emanuel Medical Center, Inc.,
	Series 2004,
	5.375% 10/15/34	500,000	520,895
CO Health Facilities Authority
	Parkview Medical Center,
	Series 2004,
	5.000% 09/01/25	250,000	254,728
	Vail Valley Medical Center,
	Series 2004,
	5.000% 01/15/20	250,000	259,865
DE Health Facilities Authority
	Beebe Medical Center,
	Series 2004 A,
	5.000% 06/01/16	500,000	523,435
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1996 C,
	Insured: MBIA
	6.250% 10/01/13	720,000	824,774
	Series 1999 E,
	6.000% 10/01/26	170,000	180,049
FL South Broward Hospital District
	Series 2002,
	5.625% 05/01/32	1,000,000	1,067,560
IL Southwestern Development Authority
	Anderson Hospital,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 1999,
	5.375% 08/15/15	380,000	392,441
IN Health & Educational Facility Financing Authority
	Schneck Memorial Hospital Project,
	Series 2006 A,
	5.250% 02/15/36	350,000	367,552
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	150,000	159,837
KS University Hospital Authority
	Kansas University Health System,
	Series 2002,
	5.625% 09/01/32	500,000	532,180
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	500,000	503,765
MA Health & Educational Facilities Authority
	Milford-Whitinsville Regional Hospital,
	Series 1998 C,
	5.750% 07/15/13	500,000	516,555
	South Shore Hospital,
	Series 1999 F,
	5.750% 07/01/29	1,000,000	1,054,630
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A:
	5.000% 01/01/16	250,000	258,193
	5.750% 01/01/25	250,000	268,068
MI Hospital Finance Authority
	Oakwood Obligated Group,
	Series 2003,
	5.500% 11/01/18	400,000	431,612
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.:
	Series 2001 A,
	5.700% 11/01/15	250,000	257,980
	Series 2005,
	5.150% 11/15/20	250,000	258,053
MO Saline County Industrial Development Authority
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	500,000	505,605
MT Facilities Finance Authority
	Montana’s Children’s Home and Hospital,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2005 B,
	4.750% 01/01/24	250,000	254,463
NH Health & Education Facilities Authority
	Memorial Hospital at North Conway,
	Series 2006,
	5.250% 06/01/36	300,000	305,244
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002 A,
	6.125% 07/01/32	60,000	64,739
NJ Health Care Facilities Financing Authority
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	350,000	375,679
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	6.750% 07/01/20	60,000	65,806
	St. Rose Dominican Hospital,
	Series 1998 A,
	5.375% 07/01/26	195,000	199,565
NY Dormitory Authority
	Mt. Sinai - NYU Medical Center:
	Series 2000 C,
	5.500% 07/01/26	300,000	305,163
	Series 2000 C,
	5.500% 07/01/26	200,000	203,442
	North Shore - Long Island Jewish Medical Center,
	Series 2003,
	5.500% 05/01/33	100,000	106,468
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	385,000	412,092
RI Health & Educational Building Corp.
	Hospital Foundation,
	Lifespan Obligated Group,
	Series 2002,
	6.375% 08/15/21	65,000	71,553
SC Jobs Economic Development Authority
	Bon Secours-St. Francis Medical Center,
	Series 2002,
	5.500% 11/15/23	500,000	530,105
SC Lexington County Health Services
	Lexington Medical Center,
	Series 2003,
	5.500% 11/01/23	500,000	529,050
SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.250% 11/01/34	250,000	260,650
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/19	1,000,000	1,082,440
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	175,000	193,975
	Fort Healthcare, Inc.,
	Series 2004,
	5.375% 05/01/18	385,000	409,178
Hospitals Total			16,250,654
Intermediate Care Facilities – 0.5%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	450,000	456,097
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.000% 01/01/24	250,000	245,155
Intermediate Care Facilities Total			701,252
Nursing Homes – 2.9%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	485,000	485,296
CO Health Facilities Authority
	Evangelical Lutheran Good Samaritan Foundation,
	Series 2005,
	5.000% 06/01/35	125,000	127,046
	Pioneer Health Care,
	Series 1989,
	10.500% 05/01/19	1,490,000	1,210,446
DE Economic Development Authority
	Churchman Village Project,
	Series 1991 A,
	10.000% 03/01/21	840,000	851,475
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	740,000	770,614
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC,
	Series 2005,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	9.000% 08/01/31	540,000	395,755
Nursing Homes Total			3,840,632
HEALTH CARE TOTAL			35,008,034
HOUSING – 13.6%
Assisted Living/Senior – 1.2%
NC Medical Care Commission
	DePaul Community Facilities,
	Series 1998,
	6.125% 01/01/28	500,000	474,460
NY Suffolk County Industrial Development Agency
	Gurwin-Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	500,000	541,390
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home,
	Series 2005,
	5.250% 10/01/27	500,000	501,595
Assisted Living/Senior Total			1,517,445
Multi-Family – 7.4%
DC Housing Finance Agency
	Henson Ridge,
	Series 2004 E, AMT,
	Insured: FHA
	5.100% 06/01/37	500,000	511,180
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,
	7.500% 07/01/40	500,000	518,670
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc.,
	Series 2005 C,
	5.875% 01/01/28	375,000	377,989
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	245,000	253,805
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	2,000,000	2,065,880
	Series 2005 E, AMT,
	5.000% 12/01/28	250,000	253,543
ME Housing Authority
	Series 2005 A-2, AMT,
	4.950% 11/15/27	500,000	504,620
MN Minneapolis Student Housing
	Riverton Community Housing, Inc.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	Series 2006 A,
	5.700% 08/01/40	250,000	249,360
MN White Bear Lake
	Birch Lake Townhome:
	Series 1989 A, AMT,
	10.250% 07/15/19	775,000	735,088
	Series 1989 B, AMT,
	(a) 07/15/19	666,000	199,800
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	655,000	695,302
NJ Middlesex County Improvement Authority
	Student Housing Urban Renewal,
	Series 2004 A,
	5.000% 08/15/18	300,000	309,933
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	500,000	492,495
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	500,000	508,565
OH Montgomery County
	Heartland of Centerville, LLC,
	Series 2005, AMT,
	Insured: FHLMC
	4.950% 11/01/35	250,000	252,738
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(b)	227,741	224,422
WA Seattle Housing Authority
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: FSA
	5.000% 11/01/25	500,000	507,685
WA Tacoma Housing Authority
	Redwood,
	Series 2005, AMT,
	Guarantor: GNMA
	5.050% 11/20/37	1,040,000	1,057,898
Multi-Family Total			9,718,973
Single-Family – 5.0%
CO Housing Finance Authority
	Series 2000 B-2, AMT,
	7.250% 10/01/31	75,000	76,614

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
IL Chicago
	Series 2000 A, AMT,
	Insured: FNMA
	7.150% 09/01/31	30,000	30,833
MA Housing Finance Agency
	Series 2005 118, AMT,
	4.850% 12/01/35	750,000	740,932
	Series 2005 B,
	5.000% 06/01/30	455,000	469,414
ME Housing Authority
	Series 2005 D-2, AMT,
	4.800% 11/15/36	1,500,000	1,494,435
MN Minneapolis St./Paul Housing Finance Board
	Series 2006, AMT,
	Insured: GNMA
	5.000% 12/01/38	500,000	506,160
MT Board of Housing
	Series 2005 A, AMT,
	5.000% 06/01/36	1,000,000	1,011,190
ND Housing Finance Agency
	Series 2006 A, AMT,
	4.850% 07/01/21	500,000	508,835
OK Housing Finance Agency
	Series 2006 C, AMT,
	Insured: GNMA
	4.900% 09/01/21	705,000	719,608
PA Pittsburgh Urban Redevelopment Authority
	Series 2006 C,
	Insured: GNMA
	4.800% 04/01/28	500,000	502,175
WI Housing & Economic Development Authority
	Series 2005 C, AMT,
	4.875% 03/01/36	495,000	495,584
Single-Family Total			6,555,780
HOUSING TOTAL			17,792,198
INDUSTRIALS – 3.1%
Food Products – 1.0%
MI Strategic Fund
	Imperial Holly Corp.,
	Series 1998 C, AMT,
	6.550% 11/01/25	250,000	250,788
NE Washington County WasteWater Facilities Authority
	Cargill, Inc.,
	Series 2002, AMT,
	5.900% 11/01/27	1,000,000	1,084,780
Food Products Total			1,335,568

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – 1.1%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	6.375% 12/01/24	275,000	300,000
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	500,000	509,025
FL Escambia County
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	250,000	262,385
MS Lowndes County
	Weyerhaeuser Co.,
	Series 1992 B,
	6.700% 04/01/22	325,000	386,448
Forest Products & Paper Total			1,457,858
Manufacturing – 0.2%
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	250,000	274,995
Manufacturing Total			274,995
Oil & Gas – 0.8%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	175,000	190,986
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2003 E, AMT,
	5.800% 03/01/38	250,000	266,690
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	250,000	283,480
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
	6.125% 07/01/22	200,000	220,226
Oil & Gas Total			961,382
INDUSTRIALS TOTAL			4,029,803
OTHER – 17.4%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	250,000	266,822
Other Total			266,822
Other Industrial Development Bonds – 0.4%
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37(c)	500,000	503,470
Other Industrial Development Bonds Total			503,470
Pool/Bond Bank – 1.4%
KS Development Finance Authority
	Water Pollution Control,
	Series 2001,
	5.500% 11/01/17	1,125,000	1,283,670
OH Summit County Port Authority
	Seville Project,
	Series 2005 A,
	5.100% 05/15/25	495,000	500,094
Pool/Bond Bank Total			1,783,764
Refunded/Escrowed(d) – 13.3%
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Pre-refunded 06/01/13,
	5.500% 06/01/43	500,000	552,350
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Escrowed to Maturity,
	Insured: CGIC
	6.500% 06/15/11	725,000	815,320
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1996 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/13	1,740,000	2,009,509
	Series 1999 E,
	Pre-refunded 10/01/09,
	6.000% 10/01/26	5,000	5,378
	Series 2002,
	Pre-refunded 12/01/12,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
	5.750% 12/01/32	150,000	166,242
IL Development Finance Authority
	Adventist Health System,
	Series 1999,
	Pre-refunded 11/15/09,
	5.500% 11/15/20	900,000	959,031
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001 A,
	Pre-refunded 08/15/11,
	7.375% 08/15/31	250,000	292,978
	Swedish American Hospital,
	Series 2000,
	Pre-refunded 05/15/10,
	6.875% 11/15/30	500,000	552,940
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	315,000	358,681
MD Health & Higher Educational Facilities Authority
	University of Maryland Medical System,
	Series 2000,
	Pre-refunded 07/01/10,
	6.750% 07/01/30	250,000	280,128
MI Garden City School District
	Series 2001,
	Pre-refunded 05/01/11,
	Insured: QSBLF
	5.500% 05/01/16	325,000	350,857
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity:
	5.500% 07/01/21	2,000,000	2,292,200
	5.750% 07/01/14	500,000	566,580
MO Health & Educational Facilities Authority
	Central Institute for the Deaf,
	Series 1999,
	Pre-refunded 01/01/10,
	Insured: RAD
	5.850% 01/01/22	600,000	641,628
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	25,000	25,840
NC Municipal Power Agency
	Catawba No. 1,
	Series 1986,
	Escrowed to Maturity,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
	5.000% 01/01/20	1,670,000	1,844,348
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002 A,
	Pre-refunded 7/01/12,
	6.125% 07/01/32	440,000	495,594
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	Pre-refunded 07/01/10,
	6.750% 07/01/20	440,000	491,515
	St. Rose Dominican Hospital,
	Series 1998 A,
	Pre-refunded 07/01/08,
	5.375% 07/01/26	55,000	56,891
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	Escrowed to Maturity,
	(a) 06/01/08	700,000	656,271
RI State Health & Educational Building
	Hospital Financing Lifespan,
	Series 2002,
	Pre-refunded 08/15/12,
	6.375% 08/15/21	435,000	496,552
TN Shelby County Health, Educational & Housing Facilities Board
	Open Arms Development Centers:
	Series 1992 A,
	Pre-refunded 08/01/07,
	9.750% 08/01/19	375,000	412,207
	Series 1992 C,
	Pre-refunded 08/01/12,
	9.750% 08/01/19	380,000	417,704
TX Texas Tech University
	Series 1999,
	Pre-refunded 02/15/09,
	Insured: AMBAC
	5.000% 02/15/29	2,500,000	2,582,700
Refunded/Escrowed Total			17,323,444
Tobacco – 2.1%
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	6.250% 06/01/33	750,000	822,637
CA Tobacco Securitization Authority
	Series 2006,
	(a) 06/01/46	6,000,000	536,100
NY Tsasc, Inc.
	Series 2006 1,
	5.125% 06/01/42	750,000	754,515

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
SC Tobacco Settlement Management Authority
	San Diego County Tobacco,
	Series 2001 B,
	6.375% 05/15/28	400,000	430,032
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	6.375% 06/01/32	250,000	269,363
Tobacco Total			2,812,647
OTHER TOTAL			22,690,147
OTHER REVENUE – 2.6%
Hotels – 0.6%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	285,000	293,587
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC,
	Series 2005 B,
	6.250% 01/01/37	500,000	513,715
Hotels Total			807,302
Recreation – 1.6%
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15 (b)	105,000	107,709
	8.750% 10/01/19 (b)	360,000	370,861
DC District of Columbia
	Smithsonian Institute,
	Series 1997,
	5.000% 02/01/28	1,000,000	1,014,260
NY New York Liberty Development Corp.
	National Sports Museum Project,
	Series 2006 A,
	6.125% 02/15/19	250,000	257,768
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26 (b)	350,000	354,767
Recreation Total			2,105,365
Retail – 0.4%
NY New York City Industrial Development Agency
	IAC/Interactive Corp.,
	Series 2005,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Retail – (continued)
	5.000% 09/01/35	500,000	506,510
Retail Total			506,510
OTHER REVENUE TOTAL			3,419,177
RESOURCE RECOVERY – 3.4%
Disposal – 1.6%
FL Lee County Solid Waste Systems
	Series 2006 A, AMT,
	Insured: AMBAC
	5.000% 10/01/17	1,500,000	1,602,855
OH Solid Waste
	Republic Services,
	Series 2004, AMT,
	4.250% 04/01/33	500,000	487,950
Disposal Total			2,090,805
Resource Recovery – 1.8%
MA Industrial Finance Agency
	Ogden Haverhill Project,
	Series 1998 A, AMT,
	5.450% 12/01/12	1,250,000	1,298,313
PA Delaware County Industrial Development Authority
	BFI,
	Series 1997 A,
	6.100% 07/01/13	1,000,000	1,041,550
Resource Recovery Total			2,339,863
RESOURCE RECOVERY TOTAL			4,430,668
TAX-BACKED – 43.3%
Local Appropriated – 3.7%
CA Compton
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	500,000	517,345
CA Los Angeles County
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/21	2,135,000	1,092,885
MN Andover Economic Development Authority
	Series 2004,
	5.000% 02/01/19	600,000	626,796
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	335,000	336,504
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	300,000	180,825
SC Berkeley County School District
	Series 2003,
	5.000% 12/01/28	500,000	511,250
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/29	250,000	261,383
SC Lancaster Educational Assistance Program
	Series 2004,
	5.000% 12/01/26	550,000	562,270
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	350,000	364,014
SC Newberry County School District
	Series 2005,
	5.000% 12/01/30	350,000	356,202
Local Appropriated Total			4,809,474
Local General Obligations – 12.9%
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/19	1,350,000	772,389
CA Pomona Unified School District
	Series 2000 A,
	Insured: MBIA
	6.450% 08/01/22	1,000,000	1,264,050
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 08/01/25	2,000,000	2,392,840
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA
	6.000% 08/01/24	250,000	306,610
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Insured: CGIC
	6.500% 06/15/11	650,000	730,704
IL Chicago
	Series 1995 A-2,
	Insured: AMBAC
	6.250% 01/01/14	1,480,000	1,704,975

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 1999,
	Insured: FGIC
	5.500% 01/01/23	1,000,000	1,156,340
IL Hoffman Estates Park District
	Debt Certificates,
	Series 2004,
	5.000% 12/01/16	500,000	525,480
IL St. Clair County
	Public Building Commission,
	Series 1997 B,
	Insured: FGIC
	(a) 12/01/13	2,000,000	1,497,940
	Series 1999,
	Insured: FGIC
	(a) 10/01/16	2,000,000	1,317,200
IL Will County School District No. 17
	Series 2001,
	Insured: AMBAC
	8.500% 12/01/15	1,400,000	1,893,724
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,000,000	1,115,590
NY New York City
	Series 2003 J,
	5.500% 06/01/18	500,000	543,025
OH Kenston Local School District
	Series 2003,
	Insured: MBIA
	5.000% 12/01/23	1,000,000	1,053,320
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	500,000	531,130
Local General Obligations Total			16,805,317
Special Non-Property Tax – 6.5%
FL Tampa Sports Authority
	Series 1995,
	Insured: MBIA
	5.750% 10/01/25	1,000,000	1,186,590
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	(e) 01/01/24
	(6.250% 01/01/08)	250,000	237,325
KS Wyandotte County
	Series 2005,
	5.000% 12/01/20	100,000	103,742
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.750% 06/15/29	500,000	535,590
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/15	1,000,000	1,124,690
NY Local Government Assistance Corp.
	Series 1993 E,
	5.000% 04/01/21	3,000,000	3,252,960
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.000% 11/15/26	1,960,000	2,049,121
Special Non-Property Tax Total			8,490,018
Special Property Tax – 5.7%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	300,000	322,071
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	5.550% 09/01/18	500,000	525,485
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	500,000	519,695
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	240,000	254,107
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	325,000	362,723
FL Seven Oaks Community Development District
	Series 2004 A,
	5.875% 05/01/35	495,000	508,108
	Series 2004 B,
	5.000% 05/01/09	190,000	190,498
FL West Villages Improvement District
	Series 2006,
	5.500% 05/01/37	500,000	508,465
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37	500,000	507,455

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
GA Atlanta
	Series 2005 A, AMT,
	5.625% 01/01/16	400,000	411,772
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	610,000	643,336
IL Du Page County Special Service Area No. 31
	Series 2006,
	5.400% 03/01/16	250,000	252,422
IL Lincolnshire Special Services Area No. 1
	Series 2004,
	6.250% 03/01/34	225,000	235,859
IL Plano Special Service Area No.4
	Series 2005 5-B,
	6.000% 03/01/35	750,000	745,072
IL Volo Village Special Service Area No. 3
	Series 2006 1,
	6.000% 03/01/36	250,000	252,275
IN City of Portage
	Series 2006,
	5.000% 01/15/27	105,000	105,482
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	500,000	507,045
MO Riverside
	Tax Increment Revenue,
	Series 2004,
	5.250% 05/01/20	500,000	514,695
Special Property Tax Total			7,366,565
State Appropriated – 10.9%
IN Office Building Commission
	Women’s Prison,
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	2,820,000	3,284,059
KY Property & Buildings Commission
	Series 2001,
	5.500% 11/01/14	455,000	492,128
NY Dormitory Authority
	City University,
	Series 1993 A,
	5.750% 07/01/18	5,000,000	5,634,700
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,000,000	1,159,920

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
NY Urban Development Corp.
	Series 1995,
	5.600% 04/01/15	1,000,000	1,100,700
UT Building Ownership Authority
	Facilities Master Lease,
	Series 1998 C,
	Insured: FSA
	5.500% 05/15/19	1,750,000	1,992,498
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/18	500,000	557,775
State Appropriated Total			14,221,780
State General Obligations – 3.6%
CA State
	Series 1995,
	5.750% 03/01/19	70,000	70,635
MA State
	Series 1998 C,
	5.250% 08/01/17	1,000,000	1,111,340
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	Insured: MBIA:
	6.250% 07/01/12	1,000,000	1,135,440
	6.250% 07/01/13	750,000	864,990
	Series 2001,
	Insured: FSA
	5.500% 07/01/17	1,000,000	1,136,430
	Series 2004 A,
	5.000% 07/01/30	415,000	432,430
State General Obligations Total			4,751,265
TAX-BACKED TOTAL			56,444,419
TRANSPORTATION – 8.6%
Air Transportation – 2.3%
IN Indianapolis Airport Authority
	FedEx Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	250,000	261,845
NC Charlotte/Douglas International Airport
	US Airways, Inc.,
	Series 2000, AMT,
	7.750% 02/01/28	500,000	532,520
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT,
	6.250% 09/15/19	500,000	511,610

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
NY New York City Industrial Development Agency
	Terminal One Group-JFK International Airport,
	Series 2005, AMT,
	5.500% 01/01/21	250,000	269,458
NY Port Authority of New York & New Jersey
	JFK International Air Terminal,
	Series 1997, AMT,
	Insured: MBIA
	6.250% 12/01/08	1,000,000	1,052,290
TX Houston Industrial Development Corp.
	United Parcel Service,
	Series 2002, AMT,
	6.000% 03/01/23	365,000	382,662
Air Transportation Total			3,010,385
Airports – 0.9%
MA Port Authority
	Series 1999 599R,
	Insured: FGIC
	7.277% 07/01/29(f)	1,000,000	1,142,040
Airports Total			1,142,040
Toll Facilities – 3.0%
CA Foothill/Eastern Transportation Corridor Agency
	Series 1995 A,
	5.000% 01/01/35(g)	1,000,000	1,000,270
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(a) 01/15/15	2,000,000	1,430,740
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	500,000	496,440
NH Turnpike Systems
	Series 1991 C, IFRN,
	Insured: FGIC
	10.180% 11/01/17(f)	1,000,000	1,049,880
Toll Facilities Total			3,977,330
Transportation – 2.4%
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	1,000,000	1,367,860
NV Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000:
	7.375% 01/01/30	250,000	257,350

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	7.375% 01/01/40	250,000	257,205
OH Toledo-Lucas County Port Authority
	Series 1992,
	6.450% 12/15/21	1,000,000	1,205,130
Transportation Total			3,087,545
TRANSPORTATION TOTAL			11,217,300
UTILITIES – 16.4%
Independent Power Producers – 1.1%
NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	550,000	543,323
PA Carbon City Industrial Development Authority
	Panther Creek Partners,
	Series 2000, AMT,
	6.650% 05/01/10	110,000	116,070
PA Economic Development Financing Authority
	Colver Project,
	Series 2005 G, AMT,
	5.125% 12/01/15	425,000	421,587
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	320,000	348,483
Independent Power Producers Total			1,429,463
Investor Owned – 11.0%
CA Chula Vista Industrial Development Authority
	Enova Corp.,
	Series 1996 B, AMT,
	5.500% 12/01/21	625,000	679,919
FL Polk County Industrial Development Authority
	Tampa Electric Co.,
	Series 1996, AMT,
	5.850% 12/01/30	500,000	510,140
IN Petersburg
	Indiana Power & Light Co.,
	Series 1993 B,
	Insured: MBIA
	5.400% 08/01/17	2,500,000	2,773,875
MI Strategic Fund
	Detroit Edison Co.,
	Series 1998 A, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	Insured: MBIA
	5.550% 09/01/29	3,000,000	3,158,610
MS Business Finance Corp.
	Systems Energy Resources,
	Series 1998,
	5.875% 04/01/22	1,000,000	1,001,440
MT Forsyth
	Northwestern Corp.,
	Series 2006,
	Insured: AMBAC
	4.650% 08/01/23	500,000	508,250
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	150,000	154,070
NH Business Finance Authority
	Public Service Co.,
	Series 2006 B, AMT,
	Insured: MBIA
	4.750% 05/01/21	250,000	254,122
NV Clark County Industrial Development Authority
	Nevada Power Co.:
	Series 1995 B, AMT,
	5.900% 10/01/30	250,000	250,025
	Series 1997 A, AMT,
	5.900% 11/01/32	250,000	250,048
OH Air Quality Development Authority
	Cleveland Electric Illuminating Co.,
	Series 2002 A,
	6.000% 12/01/13	650,000	669,695
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	200,000	214,900
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 1999, AMT,
	7.700% 04/01/33	250,000	291,862
	Series 2001 C, AMT,
	5.750% 05/01/36	100,000	106,091
	Series 2003 C, AMT,
	6.750% 10/01/38	270,000	303,855
TX Matagorda County Navigation District No. 1
	Centerpoint Energy, Inc.,
	Series 1997, AMT,
	Insured: AMBAC
	5.125% 11/01/28	2,000,000	2,177,020
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	5.350% 10/01/24	500,000	519,165
WY Converse County
	PacifiCorp,
	Series 1988,
	3.900% 01/01/14	500,000	482,465
Investor Owned Total			14,305,552
Joint Power Authority – 2.8%
MA Municipal Wholesale Electric Co.
	Series 2001 6-A,
	Insured: MBIA
	5.250% 07/01/14	1,000,000	1,079,550
NC Eastern Municipal Power Agency
	Series 2003 F,
	5.500% 01/01/16	285,000	305,072
NC Municipal Power Agency
	Catawba Electric No. 1:
	Series 1998 A,
	Insured: MBIA
	5.500% 01/01/15	640,000	714,637
	Series 2003 A,
	Insured: MBIA
	5.250% 01/01/18	1,500,000	1,609,110
Joint Power Authority Total			3,708,369
Water & Sewer – 1.5%
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24(h)	135,000	103,278
WA King County
	Series 1999,
	Insured: FGIC
	5.250% 01/01/30	1,750,000	1,816,115
Water & Sewer Total			1,919,393
UTILITIES TOTAL			21,362,777
	Total Municipal Bonds (cost of $175,083,437)		184,235,701

Municipal Preferred Stocks – 2.0%		Shares
HOUSING – 2.0%
Multi-Family – 2.0%
Charter Mac Equity Issuer Trust
	AMT:
	6.300% 04/30/19(b)	500,000	543,970
	Series 2000,
	7.600% 11/30/10(b)	500,000	554,935

		Shares	Value ($)
Municipal Preferred Stocks – (continued)
HOUSING – (continued)
Multi-Family – (continued)
GMAC Municipal Mortgage Trust
	AMT,
	5.600% 10/31/39(b)	500,000	522,875
Munimae TE Bond Subsidiary LLC
	Series 2005 C-3, AMT,
	5.500% 11/29/49(b)	1,000,000	1,011,440
Multi-Family Total			2,633,220
HOUSING TOTAL			2,633,220
	Total Municipal Preferred Stocks (cost of $2,500,000)		2,633,220
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	957	957
	Total Investment Company (cost of $957)		957

		Par ($)

Short-Term Obligations – 0.7%
VARIABLE RATE DEMAND NOTES (i) – 0.7%
FL Orange County School Board
	Series 2002 B,
	SPA: SunTrust Bank
	3.410% 08/01/27	400,000	400,000
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	LOC: Wachovia Bank N.A.
	3.560% 12/01/15	400,000	400,000
MI Detroit Sewage Disposal Revenue
	Series 2003 B,
	LOC: Dexia Credit Local
	3.410% 07/01/33	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			900,000
	Total Short-Term Obligations (cost of $900,000)		900,000

Total Investments – 143.9% (cost of $178,484,394)(j)(k)	187,769,878
Auction Preferred Shares Plus Cumulative Unpaid Distributions- (46.0)%	(60,016,272)
Other Assets & Liabilities, Net – 2.1%	2,776,712
Net Assets – 100.0%	130,530,318

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities, which did not include any illiquid securities except the following, amounted to $3,690,979, which represents 2.8% of net assets.

Security	Acquisition Date	Par/Unit	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$227,741	$232,276	$224,422

(c)	Security purchased on a delayed delivery basis.
(d)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)	Step bond. This security is currently not paying a coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing at this rate.
(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.
(g)	Security pledged as collateral for open futures contracts.

(h)	The issuer is in default of certain debt covenants. Income is not being accrued. At August 31, 2006, the value of this security represents 0.1% of net assets.
(i)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at August 31, 2006.

(j)	Cost for federal income tax purposes is $178,163,689.
(k)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$13,720,667	$(4,114,478)	$9,606,189

At August 31, 2006, the Trust held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized (Depreciation)
10-Year U.S Treasury Notes	157	$16,865,234	$16,545,880	Sept-06	$(319,354)
U.S Treasury Bonds	35	3,874,063	3,782,621	Sept-06	(91,442)
					$(410,796)

At August 31, 2006, the Trust held the following forward swap contract:

Notional Amount	Effective Date	Expiration Date	Counter- party	Receive (Pay)		Fixed Rate	Variable Rate	Net Unrealized Depreciation
$12,000,000	08/08/06	11/07/06	JPMorgan Chase Bank	(Pay	)	4.168	BMA Index	$(215,543)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
BMA	Bond Market Association
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
MBIA	MBIA Insurance Corp.
QSBLF	Qualified State Bond Loan Fund
RAD	Radian Asset Assurance, Inc.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Investment Grade Municipal Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2006